Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and Cash Equivalents	$ 46,577	$ 56,791
Short-term deposits	110,177	117,568
Trade accounts receivable	10,047	7,095
Prepaid expenses	3,584	6,927
Other current assets	908	1,328
Inventories	17,318	9,322
TOTAL CURRENT ASSETS	188,611	199,031
LONG-TERM ASSETS:
Property and equipment, net	2,571	2,741
Operating lease right-of-use assets	4,408	0
Other assets	638	828
TOTAL LONG-TERM ASSETS	7,617	3,569
TOTAL ASSETS	196,228	202,600
CURRENT LIABILITIES:
Trade accounts payable	7,345	4,493
Accrued compensation	4,912	4,583
Current maturities of operating leases liabilities	1,814	0
Other current liabilities	6,257	6,623
TOTAL CURRENT LIABILITIES	20,328	15,699
LONG-TERM LIABILITIES:
Forfeiture Shares, no par value: 1,006,250 shares authorized, issued and outstanding as of June 30, 2022 and December 31, 2021,respectively	516	4,658
Non-current operating leases liabilities	2,126	0
Other long-term liabilities	48	46
TOTAL LONG-TERM LIABILITIES	2,690	4,704
COMMITMENTS AND CONTINGENT LIABILITIES
TOTAL LIABILITIES	23,018	20,403
SHAREHOLDERS' EQUITY:
Ordinary shares, no par value: 700,000,000 shares authorized as of June 30, 2022 and December 31, 2021; 97,664,669, and 97,122,405 (excluding 1,006,250 ordinary shares subject to forfeiture) shares issued and outstanding as of June 30, 2022 and December 31, 2021, respectively.	49	49
Additional paid-in capital	318,214	312,156
Accumulated deficit	(145,053)	(130,008)
TOTAL SHAREHOLDERS' EQUITY	173,210	182,197
TOTAL LIABILITIESSHAREHOLDERS' EQUITY	$ 196,228	$ 202,600